SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Director and Executive Deferred Compensation Plans
Marketable securities
Available-for-sale securities, amortized cost	$ 1,000	$ 1,100
Available-for-sale securities, fair value	1,200	1,400
Net unrealized gain	129	254
Securities pledged as collateral | Colowyo Bonds | US Treasury Notes
Marketable securities
Investments in securities pledged as collateral carried at amortized cost	8,700	18,200
Defeasance investment, principal	7,400	16,400
Unamortized premium	113	371
Restricted cash	$ 1,100	$ 1,400